Leases - Income and Comprehensive Income (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance lease cost:
Amortization of right-of-use assets	$ 1,809	$ 51
Interest on lease liabilities	1,704	7
Operating lease cost	1,741	1,151	$ 398
Short-term lease cost	2,055	1,684	550
Variable lease cost	435	80
Total lease cost	$ 7,744	$ 2,973	$ 948
Lease real estate
Lessee, Lease, Description [Line Items]
Term of lease (in years)	4 years
Lease real estate | Minimum
Lessee, Lease, Description [Line Items]
Term of lease (in years)	1 year
Lease real estate | Maximum
Lessee, Lease, Description [Line Items]
Term of lease (in years)	11 years
Lease equipment | Minimum
Lessee, Lease, Description [Line Items]
Extension term (in years)	1 year
Lease equipment | Maximum
Lessee, Lease, Description [Line Items]
Extension term (in years)	10 years